Investments In Equity Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investments In Equity Instruments
NOTE 14. INVESTMENTS IN EQUITY INSTRUMENTS

The Group’s “Investments in Equity Instruments” are detailed in Schedule A.
Prisma Medios de Pago S.A.:
Under the framework of the divestment commitment assumed by Prisma Medios de Pago S.A. and its shareholders before the National Commission of Competence Defense, on February 1, 2019, the Group transferred 3,182,444 ordinary shares, representing 7.7007% capital stock of Prisma Medios de Pago SA in favor of AL ZENITH (Netherlands) B.V. (a related party of Advent International Global Private Equity).

The total price of the transaction amounted to USD 104,469 thousand, composed of USD 63,073 thousand received on transaction date and USD 41,396 thousand will be paid during the next 5 years.
Additionally, the Group has a put option related to Banco Galicia’s right to sell its interest in Prisma Medios de Pago S.A. to AL ZENITH (Netherlands) B.V., the exercise date being 34 months from the date of the transaction.
The Group´s remaining holding in Prisma Medios de Pago S.A. has been classified as Investment in equity securities and measured at fair value through profit or loss.